Segment Reporting (Details)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Number of Reportable Segments	2
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The determination of operating segments is consistent with the consolidated financial information regularly reviewed by the Group’s chief operating decision maker (“CODM”) for the purpose of assessing performance and allocating resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Decision Maker